Acquisition Activities Tygris Acquisition Information (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 05, 2010
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 291,511